SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($)		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 08, 2021	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 08, 2022	Aug. 16, 2022
Unrecognized Tax Benefits		$ 0		$ 0		$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties		0		0		0	$ 0
Federal depository insurance coverage		$ 250,000		$ 250,000		$ 250,000
Percentage Of Excise Tax									1.00%
Percentage Of Excise Tax Fair Market Value Of Shares Repurchased									1.00%
Effective tax rate		11.00%	1.00%	30.00%	1.00%	(6.68%)	0.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent		21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
Initial Public Offering
Offering costs	$ 23,566,497
Deferred underwriting commissions	10,062,500							$ 10,062,500
Fair value of the representative shares	1,437,500
Other offering costs	4,168,029
Stock issued during period, Value, Issued for services	7,677,450
Share transfer between related parties, Value	221,018
Initial Public Offering | Anchor Investor [Member]
Stock issued during period, Value, Issued for services	7,677,450
Initial Public Offering | Officers and Directors [Member]
Share transfer between related parties, Value	$ 221,018
Class A Common Stock Subject to Redemption | Initial Public Offering
Number of shares issued	28,750,000